Commitments	6 Months Ended
Jun. 30, 2023
Disclosure Of Commitments [Abstract]
Commitments	COMMITMENTSObligations under the terms of subcontracting agreements
The Group enters into contracts for its business needs with clinical research organizations (CROs) for clinical trials, as well as with Contract Manufacturing Organizations (CMOs) for clinical and commercial supply manufacturing, commercial and pre-commercial activities, research and development activities and other services and products for operating purposes. The Group’s agreements generally provide for termination with specified periods of advance notice.
Such agreements are generally cancellable contracts and not included in the description of the Group’s contractual obligations and commitments.
Obligations under the terms of license agreement with Seal Rock
The Group has entered into a licensing agreement with Seal Rock under which we are obligated to pay royalties and contingent payments based on future events. Under the terms of the agreement, Seal Rock is eligible for payments of up to €98 million, including regulatory, clinical and commercial milestone payments, as well as tiered royalties. As of June 30, 2023, it should be noted that in accordance with the rules defined by IAS 37, GENFIT's obligations under the terms of the contract constitute contingent liabilities not recognized in the consolidated accounts.
Obligations under the terms of license and collaboration agreement with Genoscience
On December 16, 2021, GENFIT completed the acquisition of exclusive rights from Genoscience Pharma to develop and commercialize the investigational treatment GNS561 in cholangiocarcinoma (CCA) in the United States, Canada and Europe, including the United Kingdom and Switzerland. GNS561 is a novel clinical-stage autophagy/PPT1 inhibitor developed by Genoscience Pharma and cholangiocarcinoma is an orphan disease.
Under the agreement, Genoscience Pharma is eligible for clinical and regulatory milestone payments for up to €50 million and tiered royalties. The first payable milestones are contingent on positive Phase 2 clinical trial results in CCA, and may total up to €20 million, if applicable. The following payable milestones are contingent on positive Phase 3 results. These payments, when due, will be subject to a review to determine if they are eligible for activation pursuant to IAS 38. If so, they will be recorded as capital upon disbursement. Otherwise, they also constitute contingent liabilities which will be recognized when due.
In addition, we also have a right of first negotiation with respect to any license or assignment, or option for a license or an assignment, with any third party to develop or commercialize other Genoscience assets in the field of CCA, to the extent Genoscience is looking to partner the asset with a third party or receives a spontaneous offer for collaboration.
For the period commencing on the date of the agreement until the first regulatory approval of GNS561 for commercialization, Genoscience Pharma has the right to repurchase the license to GNS561 in CCA at a pre-determined price in the event that Genoscience Pharma receives an offer from a third party to acquire or obtain a license to GNS561 in all indications, provided that GENFIT shall first have the opportunity to negotiate the acquisition or license to GNS561 in all indications or match the offer from the third party.
Pursuant to IAS 37, our obligations under the terms of the agreement we entered into with Genoscience Pharma constitute contingent liabilities not recognized in the Company's consolidated financial statements at December 31, 2022 or June 30, 2023.
Obligations related to the Versantis acquisition
The company entered into an agreement with the former shareholders of Versantis whereby we are obligated to pay milestone payments based on future events that are uncertain and there therefore they constitute contingent liabilities not recognized in the Company's consolidated financial statements for the period ending December 31, 2022. Refer to Note 5 - "Acquisitions".
Obligations under the terms of lease agreements
The Company has guaranteed its rental payment obligation under the lease agreement for the headquarters in Loos, France in the amount of €600 at June 30, 2023.
Contingent assets
Terns
The Company has entered into a licensing agreement with Terns Pharma whereby we could receive milestone payments based on future events that are uncertain and therefore they constitute contingent assets not recognized in the Company's consolidated financial statements for the period ending June 30, 2023. Milestones include Development Milestone Payments upon the achievement of the development milestones for the licensed product and Commercial Milestone Payments upon the achievement of commercial milestones depending on reaching certain aggregate thresholds. There are also potential mid-teen royalties based on sales by Terns Pharmaceuticals in Greater China. The potential Development and Commercial Milestone payments may represent up to $193 million .
IpsenUnder the Collaboration and License Agreement with Ipsen, GENFIT is eligible for milestone payments up to €360 million. All such milestone payments are classified as contingent assets not recognized in the Company's consolidated financial statements for the period ending June 30, 2023.